Related Party Transactions (Details 2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Salaries, bonus and allowances	$ 473	$ 308	$ 749	$ 887	$ 1,269
Employer's contribution to CPF	28	23	45	55	81
Employee share option expense	$ 96	$ 147	$ 334	$ 1,812	$ 1,868